Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - May/Nov

Schedule of Investments

September 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS - 38.32%		Shares	Value

iShares 0-3 Month Treasury Bond ETF (a).......................................................................		1,196	$119,922
Schwab Short-Term U.S. Treasury ETF (a)........................................................................		2,400	115,824
SPDR Portfolio Short Term Treasury ETF (a).....................................................................		2,005	57,965
Vanguard Short-Term Treasury ETF (a)............................................................................		2,006	115,927
.........................................................TOTAL EXCHANGE TRADED FUNDS (Cost $415,896)			409,638
		Notional
PURCHASED OPTIONS - 114.16% (b)(c)	Contracts	Amount

CALL OPTIONS - 100.51%
S&P 500® Mini Index, Expires 11/10/2022, Strike Price $400.11.....................................	23	$824,688	2,687
S&P 500® Mini Index, Expires 11/10/2022, Strike Price $0.40........................................	30	1,075,680	1,071,716
PUT OPTIONS - 13.65%			1,074,403

iShares 20+ Year Treasury Bond ETF, Expires 11/10/2022, Strike Price $110.60.................	102	1,044,990	91,292
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 11/10/2022, Strike Price
$106.28................................................................................................................	107	1,096,215	54,518
S&P 500® Mini Index, Expires 11/10/2022, Strike Price $160.44.....................................	30	1,075,680	153
TOTAL PURCHASED OPTIONS (Cost $1,335,790)			145,963
			1,220,366
Total Investments (Cost $1,751,686) - 152.48%............................................................			1,630,004
Liabilities in Excess of Other Assets - (52.48)%.............................................................			(561,092)
....................................................................................TOTAL NET ASSETS - 100.00%			$1,068,912

Percentages are stated as a percent of net assets.

(a)All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $409,638.

(b)Exchange-Traded.

(c)Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2022 (Unaudited)				Notional

Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
S&P 500® Mini Index...................................	11/10/2022	$160.44	30	$(1,075,680)	$(597,577)
PUT OPTIONS					(597,577)

iShares 20+ Year Treasury Bond ETF...............	11/10/2022	$116.42	102	(1,044,990)	(145,315)
iShares iBoxx $ Investment Grade Corporate
Bond ETF.................................................	11/10/2022	$111.87	107	(1,096,215)	(106,717)
S&P 500® Mini Index...................................	11/10/2022	$360.10	30	(1,075,680)	(38,632)
TOTAL OPTIONS WRITTEN (Premiums Received $880,856)					(290,664)
					$(888,241)